Note 12 - Long-term Debt (Details) - Long-term Debt and Convertible Debentures (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Note 12 - Long-term Debt (Details) - Long-term Debt and Convertible Debentures [Line Items]
Revolving credit facility	$ 299,061	$ 148,647
Unamortized gain on settlement of interest rate swaps	1,828	107
Adjustments to long term debt resulting from interest rate swaps	27	(5,196)
Capital leases maturing at various dates through 2018	4,228	2,555
Other long-term debt maturing at various dates up to 2018	5,704	11,681
	493,348	372,794
Less: current portion	36,396	44,785
Long-term debt - non-current	456,952	328,009
3.84% Senior Notes [Member]
Note 12 - Long-term Debt (Details) - Long-term Debt and Convertible Debentures [Line Items]
Notes	150,000	150,000
6.40% Senior Notes [Member]
Note 12 - Long-term Debt (Details) - Long-term Debt and Convertible Debentures [Line Items]
Notes	12,500	25,000
5.44% Senior Notes [Member]
Note 12 - Long-term Debt (Details) - Long-term Debt and Convertible Debentures [Line Items]
Notes	$ 20,000	$ 40,000